WARRANTS AND OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

	September 30, 2021 (unaudited)	December 31, 2020 (audited)

Stock Price	$.06345	$0.104
Exercise Price	$0.10	$0.26
Term (expected in years)	3.0	4.73
Volatility	203.44%	259.2%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	1.55%	0.18%

	December 31, 2020	December 31, 2019

Stock Price	$0.104	$0.285
Exercise Price	$0.26	$1.00
Term (expected in years)	4.73	3.00
Volatility	259.2%	262.4%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	0.18%	1.92%

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes all warrant activity for the year ended December 31, 2020, and the nine months ended September 30, 2021.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.23 years	-
Granted	2,550,000	$0.12	4.23 years	-
Exercised			-	-
Expired	(1,575,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,395,000	$0.26	4.00 years	-
Granted	51,945,633	$0.10	2.04 years-	-
Exercised	-	-	-	-
Expired	(120,000)	-	-	-
Outstanding and Exercisable on September 30, 2021	55,220,633	$0.11	1.92 years	-

The following table summarizes all warrant activity for the years ended December 31, 2020 and 2019.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value
Outstanding, December 31, 2018	2,245,000	$0.57	1.05 years	-
Granted	425,000	$.41	1.34 years	-
Exercised	250,000	$0.01	-	-
Expired	-	-	-	-
Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.73 years	-
Granted	2,550,000	$0.12	4.75 years	-
Exercised			-	-
Expired	(1,475,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,495,000	$0.26	4.73 years	-